Share-Based Compensation	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
7.	Share-Based Compensation

On March 17, 2015 the Company granted 16,854 shares under the 2013 Plan to members of the Board of Directors with a weighted average grant value of $17.80 per share. These shares vested on the first anniversary of the grant date at a fair value of $289,889.

During the year to December 31, 2015, 50,298 shares awarded under the 2008 Plan at a weighted average grant value of $7.59 vested at a fair value of $856,575. During the year ended December 31, 2015, 17,348 shares awarded under the 2013 Plan at a weighted average grant value of $24.06 vested at a fair value of $320,161.

On March 29, 2016 the Company granted 22,782 shares under the 2013 Plan to certain members of the Board of Directors which vest on the first anniversary of the grant date. On the same date the Company granted 51,446 shares under the Plan to employees of the Company which vest on the third anniversary of the grant date. All of these shares have a weighted average grant value of $15.80.

During the six months ended June 30, 2016, 118,971 shares which were previously granted at a weighted average grant value of $11.10 vested at a fair value of $1,893,223.

Restricted share grant activity for the year ended December 31, 2015 and six months ended June 30, 2016 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2015	172,263	$8.50	0.88 years	$3,627,859
Granted	16,854	17.80
Vested	(67,646)	11.81

Balance as of December 31, 2015	121,471	$11.28	0.29 years	$1,658,079
Granted	74,228	15.80
Vested	(118,971)	11.10

Balance as of June 30, 2016	76,728	$15.92	2.11 years	$882,372

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During the six months ended June 30, 2016, the Company recognized $319,127 in share-based compensation costs relating to share grants (six months ended June 30, 2015: $432,374). As of June 30, 2016, there was a total of $1,033,115 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2015: $179,440) which are expected to be recognized over a weighted average period of 2.11 years (December 31, 2015: 0.29 years).

All options are not exercisable until the third anniversary of the grant date and can be exercised up to tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to be between 4 and 6.5 years. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Assumptions used to determine the fair value of options granted during the six months ended June 30, 2016 were as follows:

Grant Date	April 14, 2014	October 14, 2014	March 17, 2015
Expected volatility	25.0%	35.0%	39.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%	1.52% - 1.84%

Options granted during the year ended December 31, 2015 and the six months ended June 30, 2016 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2015	223,055	24.16	8.10	—
Granted March 17, 2015	158,885	$17.80	8.97	—
Forfeited during the year	(3,500)	20.87	—	—
Vested	—	—	—	—

Balance as of December 31, 2015	378,440	$21.52	8.46	—
Granted	—
Forfeited	(3,200)	21.16	—	—
Vested	—	—	—	—

Balance as of June 30, 2016	375,240	21.52	8.21	$—

During the six months ended June 30, 2016, the Company recognized $468,450 in share-based compensation costs (six months ended June 30 2015: $357,382) relating to options granted under the 2013 Plan, recognized in general and administrative costs. As of June 30, 2016, there was $1,151,713 of total unrecognized compensation costs (six months ended June 30 2015: $2,133,468) related to non-vested options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 1.2 years. (December 31, 2015: 1.7 years).